Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	LAIX Inc.
Entity Central Index Key	0001742056
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	001-38657
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building C2
Entity Address, Address Line Two	No. 1687 Changyang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200090
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yi Wang, Chief Executive Officer
Entity Address, Address Line One	Building C2
Entity Address, Address Line Two	No. 1687 Changyang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200090
City Area Code	86-21
Local Phone Number	3511-7188
Contact Personnel Email Address	yi.wang@liulishuo.com
Entity Address, Country	CN
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	30,408,054
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	19,675,674
ADR [Member]
Document Information [Line Items]
Trading Symbol	LAIX
Title of 12(b) Security	American depositary shares
Security Exchange Name	NYSE